Note 1 - Basis of Presentation and General Information (Details Textual)	Dec. 19, 2019	Dec. 18, 2019	Dec. 31, 2021
Shareholders Ownership, Percentage			54.70%
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	8	8